Document and Entity Information	Jun. 08, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 08, 2020
Entity Registrant Name	BJ’S RESTAURANTS, INC.
Entity Central Index Key	0001013488
Entity Emerging Growth Company	false
Entity File Number	0-21423
Entity Incorporation, State or Country Code	CA
Entity Tax Identification Number	33-0485615
Entity Address, Address Line One	7755 Center Avenue
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Huntington Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92647
City Area Code	(714)
Local Phone Number	500-2400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, No Par Value
Trading Symbol	BJRI
Security Exchange Name	NASDAQ